UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:     Sean McDuffy
Title:    Chief Operating Officer
Phone:    212-588-6200


Signature, Place, and Date of Signing

/s/ Sean McDuffy                New York, New York          February 17, 2009
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F File Number            Name

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $211,968
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name

1.            028-XXXXX                         Manikay Master Fund, LP
----          -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                             TITLE OF                    VALUE      SHRS OR   SH/ PUT/   INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION     MGRS   SOLE     SHARED  NONE
AMGEN INC                    NOTE  0.125% 2/0 031162AN0   4,816     5,000,000 PRN        SHARED-DEFINED  1    5,000,000
AT&T INC                     COM              00206R102   7,125       250,000  SH        SHARED-DEFINED  1      250,000
BCE INC                      COM NEW          05534B760  12,339       600,000  SH        SHARED-DEFINED  1      600,000
CIT GROUP INC                COM              125581108   7,717     1,699,700  SH        SHARED-DEFINED  1    1,699,700
COCA COLA CO                 COM              191216100   8,533       188,500  SH        SHARED-DEFINED  1      188,500
DATASCOPE CORP               COM              238113104  13,146       251,652  SH        SHARED-DEFINED  1      251,652
DOW CHEM CO                  COM              260543103   4,980       330,000  SH        SHARED-DEFINED  1      330,000
FIRST SOLAR INC              COM              336433107   2,069        15,000  SH        SHARED-DEFINED  1       15,000
GENENTECH INC                COM NEW          368710406   8,291       100,000  SH        SHARED-DEFINED  1      100,000
INTERNATIONAL GAME TECHNOLOG DBCV  2.600%12/1 459902AP7     945     1,000,000 PRN        SHARED-DEFINED  1    1,000,000
JOHNSON & JOHNSON            COM              478160104  10,769       180,000  SH        SHARED-DEFINED  1      180,000
LEGG MASON INC               COM              524901105  13,694       625,000  SH        SHARED-DEFINED  1      625,000
LORILLARD INC                COM              544147101   5,635       100,000  SH        SHARED-DEFINED  1      100,000
MEDTRONIC INC                NOTE  1.500% 4/1 585055AL0   4,696     5,000,000 PRN        SHARED-DEFINED  1    5,000,000
NYSE EURONEXT                COM              629491101   2,149        78,500  SH        SHARED-DEFINED  1       78,500
OMNICOM GROUP INC            NOTE 2/0         681919AK2   4,881     5,000,000 PRN        SHARED-DEFINED  1    5,000,000
PFIZER INC                   COM              717081103   1,063        60,000  SH        SHARED-DEFINED  1       60,000
PNC FINL SVCS GROUP INC      COM              693475105   1,922        39,230  SH        SHARED-DEFINED  1       39,230
PUGET ENERGY INC NEW         COM              745310102  14,999       550,000  SH        SHARED-DEFINED  1      550,000
ROHM & HAAS CO               COM              775371107  12,358       200,000  SH        SHARED-DEFINED  1      200,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  12,520     1,000,000  SH        SHARED-DEFINED  1    1,000,000
TRANSOCEAN INC NEW           SHS              G90073100  11,340       240,000  SH        SHARED-DEFINED  1      240,000
UST INC                      COM              902911106  26,364       380,000  SH        SHARED-DEFINED  1      380,000
VISA INC                     COM CL A         92826C839   7,868       150,000  SH        SHARED-DEFINED  1      150,000
WELLS FARGO & CO NEW         COM              949746101  11,749       398,557  SH        SHARED-DEFINED  1      398,557



SK 26214 0001 959639